Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

Cybersecurity is important to our business development, but our current operations do not extensively involve cybersecurity, and we have not implemented formal internal cybersecurity measures or integrated formal cybersecurity processes into our overall risk management framework. Our cybersecurity-related activities are limited to engaging third-party providers to maintain our official website and internal communication systems and provide secure and stable services; we have no formal process to oversee or identify cybersecurity risks associated with these providers and rely on their standard security and stability commitments and our general business oversight. We do not currently engage external advisers to remediate incidents, or assessors, consultants or auditors in ongoing cybersecurity risk-management processes, and the third-party providers we engage provide maintenance and secure and stable operation services only; we may engage additional providers or advisers if more specific needs or incidents arise.

During fiscal year 2026 and through the date of this filing, we have not experienced any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, our business, operations, or financial condition.

Governance

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.

For the fiscal year ended June 30, 2026, we did not experience any cybersecurity incidents that materially affected or are reasonably likely to materially affect our business operation or our financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have not implemented formal internal cybersecurity measures or integrated formal cybersecurity processes into our overall risk management framework.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

For the fiscal year ended June 30, 2026, we did not experience any cybersecurity incidents that materially affected or are reasonably likely to materially affect our business operation or our financial condition.

Although risks from cybersecurity threats have not to date materially affected, and we do not believe they are reasonably likely to materially affect, us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to our data and systems.

Cybersecurity Risk Board of Directors Oversight [Text Block]

The Company’s board of directors is collectively responsible for oversight of risks from cybersecurity threats. The Company’s executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. The Company’s executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents. For material cybersecurity incidents, the Company’s executive officers will promptly inform, update, and seek the instructions of the board.